RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 011 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 6,906,718	$ 5,951,872
Less: amounts allocated to withdrawing participants	(1,607)	(2,615)
Net assets available for benefits per Form 5500	$ 6,905,111	$ 5,949,257